EXHIBIT 99.2

John Deere Owner Trust 2013-B

Statement to Certificateholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014

$227,000,000 Class A-2 0.55% Asset Backed Notes due January 15, 2016

$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017

$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019

$21,759,823 Asset Backed Certificates

Payment Date:				15-Apr-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$15,403,831.61
		per $1,000 original principal amount:		$55.61

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Certificates:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$15,403,831.61

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$49,111.85
			per $1,000 original principal amount:	$0.18

		(iv)	Class A-4 Notes:	$101,485.06
			per $1,000 original principal amount:	$1.16

		(v)	Total:	$150,596.91

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$161,857,780.42

	(b)	Note Value at end of related Collection Period:		$161,709,477.59

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$52,336,654.46
		(ii)	A-3 Note Pool Factor:	0.1889410

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i) Certificate Balance:	$21,759,823.13
		(ii) Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$147,653.77
		(i) per $1,000 original principal amount:	$0.17
	(b)	Amount of Servicing Fee earned:	$147,653.77
	(c)	Amount of Servicing Fee paid:	$165,745.49
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	(i)	Amount in Reserve Account:	$10,879,661.00
	(ii)	Specified Reserve Account Balance:	$10,879,661.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,652,645.85
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.26%

(11)	(i)	Aggregate amount of net losses for the collection period:	$(46,376.93)
	(ii)	Cumulative amount of net losses:	$2,290,035.08
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.26%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$420,526.25
		(ii) % of Pool Balance:	0.24%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%